Expense Example - Putnam International Small Cap Fund	Aug. 31, 2025 USD ($)
Class A Shares
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 717
Expense Example, with Redemption, 3 Years	1,026
Expense Example, with Redemption, 5 Years	1,357
Expense Example, with Redemption, 10 Years	2,290
Class C Shares
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	326
Expense Example, with Redemption, 3 Years	708
Expense Example, with Redemption, 5 Years	1,216
Expense Example, with Redemption, 10 Years	2,424
Class R Shares
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	176
Expense Example, with Redemption, 3 Years	556
Expense Example, with Redemption, 5 Years	960
Expense Example, with Redemption, 10 Years	2,091
Class Y Shares
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	107
Expense Example, with Redemption, 3 Years	384
Expense Example, with Redemption, 5 Years	681
Expense Example, with Redemption, 10 Years	1,527
Class R6 Shares
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	107
Expense Example, with Redemption, 3 Years	356
Expense Example, with Redemption, 5 Years	623
Expense Example, with Redemption, 10 Years	$ 1,389